CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012		Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Sales, net	$ 145,141		$ 670,954	$ 505,668	$ 392,535
Cost of sales	45,971		176,128	176,143	159,158
Gross profit	99,170		494,826	329,525	233,377
Operating expenses:
Research and development, net	9,847		46,508	30,867	36,393
Selling, marketing, general and administrative	23,101		86,438	93,918	107,902
Settlements and loss contingencies			33,300
Total operating expenses	32,948		166,246	124,785	144,295
Operating income	66,222		328,580	204,740	89,082
Financial (income) expenses, net	1,000		(3,931)	(3,697)	11,840
Other gain (loss), net	(94)		3,352	609	755
Income before income taxes	65,128		335,863	209,046	77,997
Tax expense	17,791		67,799	24,551	10,477
Income from continuing operations	47,337		268,064	184,495	67,520
Net (loss) income from discontinued operations	66		(1,194)	(1,217)	(2,969)
Net income	47,403		266,870	183,278	64,551
Net income attributable to non-controlling interest	151		664	598	473
Net income attributable to Taro	47,252		266,206	182,680	64,078
Net income from continuing operations attributable to Taro	47,186		267,400	183,897	67,047
Net (loss) income from discontinued operations attributable to Taro	66		(1,194)	(1,217)	(2,969)
Net income attributable to Taro	$ 47,252		$ 266,206	$ 182,680	$ 64,078
Net income per ordinary share from continuing operations attributable to Taro:
Basic	$ 1.06		$ 5.99	$ 4.14	$ 1.66
Diluted	$ 1.06		$ 5.98	$ 4.14	$ 1.60
Net (loss) income per ordinary share from discontinued operations attributable to Taro:
Basic		[1]	$ (0.03)	$ (0.03)	$ (0.07)
Diluted		[1]	$ (0.03)	$ (0.03)	$ (0.07)
Net income per ordinary share attributable to Taro:
Basic	$ 1.06		$ 5.96	$ 4.11	$ 1.59
Diluted	$ 1.06		$ 5.95	$ 4.11	$ 1.53
Weighted-average number of ordinary shares used to compute net income per share:
Basic	44,476		44,678	44,406	40,272
Diluted	44,589		44,715	44,491	41,850

[1]	* Amount is less than $0.01